General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)	12 Months Ended
Dec. 31, 2017
POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-01
Ownership (%)	100.00%
Reason	New establishment
Golden Lace DAEWOO Company Limited [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-04
Ownership (%)	100.00%
Reason	New establishment
POSCO Research & Technology [Member]
Disclosure of subsidiaries [line items]
Date of addition	2017-06
Ownership (%)	100.00%
Reason	New establishment
POSCO DAEWOO UKRAINE LLC [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-07
Ownership (%)	100.00%
Reason	New establishment
Zhangjigang Pohang Port Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2017-07
Ownership (%)	51.00%
Reason	Reclassification from associate
Professional Private Equity Trust W-2 [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-10
Ownership (%)	97.47%
Reason	Acquisition of control
Professional Private Equity Trust [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-10
Ownership (%)	99.01%
Reason	Acquisition of control
Professional Private Equity Trust W-5 [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-11
Ownership (%)	99.67%
Reason	Acquisition of control
KIS Devonian Canada Corporation [member]
Disclosure of subsidiaries [line items]
Date of addition	2017-12
Ownership (%)	100.00%
Reason	Acquisition of control